DIVIDENDS PAYABLE	12 Months Ended
Dec. 31, 2012
DIVIDENDS PAYABLE
12.	DIVIDENDS PAYABLE

In 2010 and 2011, US$14,455 and US$5,829 were paid to the controlling shareholder of the company, respectively, to fully settle the dividend declared in 2008.

In February 2012, the board of directors of the Company approved to distribute a dividend of US$0.16 per share, which is equivalent to US$0.32 per American depositary share, in an aggregate amount of US$12,556 to the shareholders including the holders of American Depository Share. The dividend was paid in April 2012.

Balance at December 31, 2009	20,086
Dividend payments in 2010	(14,455)
Effect of exchange rate fluctuation	198

Balance at December 31, 2010	5,829
Dividend payments in 2011	(5,829)

Balance at December 31, 2011	—
Dividend declared in 2012	12,556

Dividend payments in 2012	(12,556)

Balance at December 31, 2012	—